Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Detailed Information about Prepaid Expenses

	2022	2021
Prepaid taxes	$25,385	$13,095
Prepaid commissions	3,936	4,822
Prepaid insurance	446	522
Prepaid to supplier	30,325	19,436

	$60,092	$37,875

Current	52,322	31,148
Non-current	7,770	6,727

	$60,092	$37,875